Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 27	$ 54
TDRs collectively evaluated for impairment	237	282
Other loans collectively evaluated for impairment	4,118	3,982
Loans acquired with deteriorated credit quality	35	39
Total allowance for credit losses	4,417	4,357	$ 4,306	$ 4,375
Loan Balance at End of Period
Loans individually evaluated for impairment	408	693
TDRs collectively evaluated for impairment	4,269	4,399
Other loans collectively evaluated for impairment	273,669	265,728
Loans acquired with deteriorated credit quality	2,086	2,387
Total loans	277,311	269,371
Total loans	280,432	273,207
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	23	50
TDRs collectively evaluated for impairment	14	12
Other loans collectively evaluated for impairment	1,335	1,388
Total allowance for credit losses	1,372	1,450	1,287	1,146
Loan Balance at End of Period
Loans individually evaluated for impairment	337	623
TDRs collectively evaluated for impairment	148	145
Other loans collectively evaluated for impairment	97,076	92,611
Loans acquired with deteriorated credit quality		7
Total loans	97,561	93,386
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	4	4
TDRs collectively evaluated for impairment	4	4
Other loans collectively evaluated for impairment	818	798
Loans acquired with deteriorated credit quality	5	6
Total allowance for credit losses	831	812	724	726
Loan Balance at End of Period
Loans individually evaluated for impairment	71	70
TDRs collectively evaluated for impairment	145	146
Other loans collectively evaluated for impairment	40,174	42,751
Loans acquired with deteriorated credit quality	73	131
Total loans	40,463	43,098
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	139	180
Other loans collectively evaluated for impairment	310	330
Total allowance for credit losses	449	510	631	787
Loan Balance at End of Period
TDRs collectively evaluated for impairment	3,524	3,678
Other loans collectively evaluated for impairment	56,258	53,595
Loans acquired with deteriorated credit quality	1	1
Total loans	59,783	57,274
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	19	20
Other loans collectively evaluated for impairment	659	597
Total allowance for credit losses	678	617	743	771
Loan Balance at End of Period
TDRs collectively evaluated for impairment	186	173
Other loans collectively evaluated for impairment	57,138	53,691
Total loans	57,324	53,864
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	60	65
Other loans collectively evaluated for impairment	996	869
Total allowance for credit losses	1,056	934	883	880
Loan Balance at End of Period
TDRs collectively evaluated for impairment	230	222
Other loans collectively evaluated for impairment	21,950	21,527
Total loans	22,180	21,749
Total Loans, Excluding Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	27	54
TDRs collectively evaluated for impairment	236	281
Other loans collectively evaluated for impairment	4,118	3,982
Loans acquired with deteriorated credit quality	5	6
Total allowance for credit losses	4,386	4,323	4,268	4,310
Loan Balance at End of Period
Loans individually evaluated for impairment	408	693
TDRs collectively evaluated for impairment	4,233	4,364
Other loans collectively evaluated for impairment	272,596	264,175
Loans acquired with deteriorated credit quality	74	139
Total loans	277,311	269,371
Covered Loans [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	1	1
Loans acquired with deteriorated credit quality	30	33
Total allowance for credit losses	31	34	$ 38	$ 65
Loan Balance at End of Period
TDRs collectively evaluated for impairment	36	35
Other loans collectively evaluated for impairment	1,073	1,553
Loans acquired with deteriorated credit quality	2,012	2,248
Total loans	$ 3,121	$ 3,836